GROSS PROFIT FROM INSURANCE AND PENSION PLANS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Insurance Revenue	R$ 59,253,004	R$ 51,252,827	R$ 44,245,342
Insurance contract expenses	(50,346,814)	(45,981,812)	(40,192,872)
Insurance result	8,906,190	5,271,015	4,052,470
Reinsurance result	36,070	(35,304)	(20,144)
Gross profit from insurance and pension plans	8,942,260	5,235,711	4,032,326
PAA Contracts [Member]
IfrsStatementLineItems [Line Items]
Insurance Revenue	49,545,938	44,618,387	38,351,543
BBA Contracts [Member]
IfrsStatementLineItems [Line Items]
Insurance Revenue	7,781,746	6,331,612	5,884,919
VFA Contracts [Member]
IfrsStatementLineItems [Line Items]
Insurance Revenue	1,925,320	302,828	8,880
Claims Occured [Member]
IfrsStatementLineItems [Line Items]
Insurance contract expenses	(39,763,947)	(38,789,671)	(33,858,844)
Acquisition Costs [Member]
IfrsStatementLineItems [Line Items]
Insurance contract expenses	(5,974,953)	(3,515,668)	(3,361,916)
Administrative Expenses [Member]
IfrsStatementLineItems [Line Items]
Insurance contract expenses	(3,273,232)	(3,606,269)	(3,000,573)
Onerous Contracts [Member]
IfrsStatementLineItems [Line Items]
Insurance contract expenses	R$ (1,334,682)	R$ (70,204)	R$ 28,461